Other investments (Details Textual) - Attala Systems Corporation [Member] ₨ in Thousands, $ in Thousands	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)
Statement [Line Items]
Corporate debt instruments held		$ 2,789
Borrowings, interest rate	5.00%	5.00%
Matures on 17th October 2019 [Member]
Statement [Line Items]
Corporate debt instruments held	₨ 56,539	$ 750
Matures on 4th Jan 2020 [Member]
Statement [Line Items]
Corporate debt instruments held	28,270	375
Matures on 4th April 2020 [Member]
Statement [Line Items]
Corporate debt instruments held	28,270	375
Matures on 30th October 2020 [Member]
Statement [Line Items]
Corporate debt instruments held	37,693	500
Matures on 1st January 2021 [Member]
Statement [Line Items]
Corporate debt instruments held	16,133	214
Matures On 27th November 2021 [Member]
Statement [Line Items]
Corporate debt instruments held	₨ 43,357	$ 575